Operations	12 Months Ended
Dec. 31, 2024
Operations
Operations

1 Operations

Braskem S.A. is a public corporation headquartered in Camaçari, Bahia (“BA”), which, jointly with its subsidiaries (hereinafter “Braskem or “Company”), is controlled by Novonor S.A. (“Novonor”), which directly and indirectly holds interests of 50.11% and 38.32% in its voting and total capital, respectively. The ultimate parent company of Braskem is Kieppe Patrimonial S.A.

The Braskem’s shares are traded on B3 S.A. Brasil, Bolsa, Balcão (“B3”), under the tickers BRKM3, BRKM5 and BRKM6, on the New York Stock Exchange (“NYSE”) under the ticker BAK and on the Madrid Stock Exchange (“LATIBEX”) under the ticker XBRK.

Braskem is engaged in the manufacture, sale, import and export of chemicals, petrochemicals and fuels, the production, supply and sale of utilities such as steam, water, compressed air and industrial gases, as well as the provision of industrial services and the production, supply and sale of electric energy and natural gas for its own use and use by other companies. Braskem also invests in other companies.

The Company has industrial plants in Brazil, the United States, Germany, and Mexico. The units produce thermoplastic resins, such as polyethylene (“PE”), polypropylene (“PP”), polyvinyl chloride (“PVC”) and other basic petrochemicals.

As of December 31, 2024, the statement of financial position reflects a negative shareholders’ equity position of R$ 4,278 (2023: positive amount of R$ 3,279), primarily affected by the loss on foreign exchange due to the Brazilian Real depreciation against US Dollar in 2024 (refer to note 29). Additionally, there is a positive working capital (defined as total current assets minus total current liabilities) amounting to R$ 8,765 (2023: R$ 12,947).

The Company generated cash flow from operating activities amounting to R$ 2,435 (2023: negative amount of R$ 2,272) in the year ended December 31, 2024. Borrowings and debentures are predominantly due in the long term, with 95% denominated in US dollars, consistent with the Company’s Financial Policy. The Company is comfortable with this US dollar exposure since a significant portion of the operational cash expected to be generated in the upcoming years, which will be allocated to settle these borrowings, is either directly or indirectly in US dollars.

When the Brazilian real experiences a significant depreciation against the US dollar, the Company faces an adverse effect from foreign exchange fluctuations on its borrowings. Also, depreciation of the Brazilian real to the US dollar positively influences the Company’s cash generation, allowing it to effectively manage its exposure to US dollar. In 2024, the Brazilian real depreciated 27.91% in comparison to the US dollar. The negative foreign exchange fluctuation during this period will impact cash flow at the borrowing maturity, thus concentrated in the long term due to Braskem’s debt profile, without compromising its liquidity position for at least the subsequent 12 months following the issuance date of these financial statements.

Capitalization of intercompany loans with Braskem Idesa

On October 16, 2024, Braskem Netherlands Inc. B.V. (“Braskem Netherlands”), as the controlling company of Braskem Idesa S.A.P.I (“Braskem Idesa”), and Idesa group, the non-controlling shareholder, approved an increase in the capital stock through the capitalization of the loan balances owed by Braskem Idesa to Braskem Netherlands and Idesa group. As a result, a substantial portion of the debt was converted into shares and delivered to each shareholder, preserving the proportion of ownership interest they held prior to the transaction. Below is a summary of the changes:

Shareholder	Shares held before capitalization	Shares issuance	Shares held after capitalization	Ownership %
Idesa group	75,299	390,353	465,652	25%
Braskem Netherlands	225,893	1,171,061	1,396,954	75%
Total	301,192	1,561,414	1,862,606	100%

Shareholder	Capital before capitalization (in R$)	Capitalization	Capital after capitalization (in R$)	Ownership %
Idesa group	265	2,193	2,458	25%
Braskem Netherlands	796	6,578	7,374	75%
Total	1,061	8,771	9,832	100%

Shareholder	Capital before capitalization (in US$)	Capitalization	Capital after capitalization (in US$)	Ownership %
Idesa group	102	387	489	25%
Braskem Netherlands	307	1,161	1,468	75%
Total	409	1,548	1,957	100%

The changes in balances in Brazilian real and in U.S. dollar, which is the currency of the debt, are as follows:

The non-capitalized balance is presented below:

Shareholder	US$	R$
Idesa group	170	1,050
Braskem Mexico Sofom	391	2,421
Total	561	3,471

(i)	According to note 2, Braskem México Sofom and Braskem Idesa are subsidiaries of Braskem S.A. Therefore, all effects of this transaction between the subsidiaries are eliminated in the consolidated financial statements.

Sale of Cetrel

On September 30, 2024, the Company concluded the sale of its subsidiary Cetrel S.A. (“Cetrel”) to GRI – Gerenciamento de Resíduos Industriais S.A. (“GRI”) a subsidiary of Solví Essencis Ambiental S.A. (“Solví”). The sale aims to enhance Cetrel’s potential growth as long as the operational safety conditions at the Camaçari Petrochemical Complex in Bahia are maintained. The transaction also aims to strengthen Cetrel, into a leading company in industrial environmental solutions (for water and wastewater treatment, as well as environmental consulting), and transform GRI into a platform for national growth in the sector, pursuing operational excellence and environmental sustainability.

The transaction comprised (i) sale, of 498,436 common shares issued by Cetrel held by Braskem to GRI for R$ 293; (ii) subscription by Braskem of 237,150,906 new common shares of GRI, through capital increase, which was fully paid by Braskem through the equity contribution of 771,592 common shares issued by Cetrel held by Braskem in the amount of R$ 425.

After the transaction Solví retained a shareholder interest of 50.1% and Braskem 49.9% on GRI capital stock. The gain with the sale of Cetrel is demonstrated below:

Description	Amount
(+) Cash and cash equivalents	208
(+) Amount of cash to be received	85
(+) Fair value of the investment in associate GRI	425
(=) Total consideration received	718
(-) Carrying amount of the investment in Cetrel	(294)
(=) Gain on the sale of the investment in Cetrel	424

The gain from the sale of Cetrel was included in Other income in the statement of profit or loss for the year. The definitive purchase price is subject to certain post-closing price adjustments, which is common for transaction of this nature.

In November 2024, Solví and Braskem approved a corporate restructuring of GRI, through a partial spin-off of its assets, with the assets related to the investment in Cetrel being incorporated into a Newco named Plaind Investimentos S.A. ("Plaind"). The transaction was recorded at book value and aims to enhance corporate organization by separating GRI's operational activities from the other items in the portfolio, allowing the establishment of an independent capital structure and optimization of material and financial resources, thereby aiming at achieving social objectives more efficiently. The Company maintained a 49.9% ownership interest in GRI and 49.9% ownership interest in Plaind.

In December 2024, Solví and Braskem sold 100% of their shares in GRI to Cetrel. The Company's ownership interest in GRI was sold for R$ 80, from which R$ 5 was received in cash while R$ 75 will be received within one year. Following the restructuring and sale of GRI, the final structure of the investment in Plaind was represented as follows:

Tax Reform in Brazil

The Constitutional Amendment 132/2023 modified the Federal Constitution with the purpose of restructuring the National Tax System and simplifying taxation. In November 2024, the National Congress approved the text of the tax reform, which will come into force in the coming years, implementing changes in consumption taxes. The financial statements presented herein have not been adjusted to reflect any effects resulting from the changes introduced by the tax reform. The Company will continue to evaluate the operational and financial impacts of the changes during 2025.